Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Deferred tax liability at the beginning of the year	$ 0	$ 0	$ (6,317)
Tax recovery relating to the loss (income) from continuing operations	(15,527)	(1,655)	7,494
Tax (expense) recovery relating to components of other comprehensive income	0	1,655	(1,177)
Tax (expense) recovery recorded in deficit	15,527	0	0
Deferred tax liability at the end of the year	$ 0	$ 0	$ 0